Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Nov. 01, 2024	Nov. 03, 2023	Oct. 28, 2022
Pay vs Performance Disclosure [Line Items]
Disclosure - Pay vs Performance Disclosure
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(2)(3)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(4)	Net (Loss) Income
2024	$346,830	$343,160	$341,446	$336,260	$76.04	$(3,381,000)
2023	$498,551	$498,551	$509,396	$498,551	$89.51	$3,474,000
2022	$470,642	$470,642	$447,520	$447,520	$106.05	$45,066,000

Named Executive Officers, Footnote [Text Block]

(1)	Michael W. Bridgford, our Chairman of the Board, was our PEO for fiscal years 2022, 2023 and 2024.

(2)	The dollar amounts reflected in this column represent the compensation actually paid to the PEO and the average compensation actually paid to Non-PEO NEOs, as applicable, computed in accordance with Item 402(v) of Regulation S-K. Compensation actually paid was not adjusted to account for equity awards because no equity awards were granted or remain outstanding as of the fiscal years covered. However, (a) in fiscal year 2023, there was a reduction of $43,378 to a Non-PEO NEO’s compensation actually paid and (b) in fiscal year 2024, there was a reduction of $3,670 to the PEO’s compensation actually paid and an aggregate reduction of $10,372 to the Non-PEO NEOs’ compensation actually paid, in each of cases (a) and (b) to reflect the aggregate positive change in the present value of the non-qualified deferred compensation plan and pension and retirement benefits for such individuals reflected in the Summary Compensation Table for the applicable fiscal year.

(3)

The Non-PEO NEOs for each year reported were as follows:

● 2024: Baron R. Bridgford II and Cindy Matthews-Morales.

● 2023: William L. Bridgford, John V. Simmons, Baron R. Bridgford II and Cindy Matthews-Morales.

● 2022: William L. Bridgford, John V. Simmons, Baron R. Bridgford II and Raymond F. Lancy.

(4)	The total shareholder return, or TSR, is determined based on the value of an initial fixed investment of $100 on October 29, 2021, the last day of fiscal year 2021, through the last day of each fiscal year in the table.

PEO Total Compensation Amount	[1]	$ 346,830	$ 498,551	$ 470,642
PEO Actually Paid Compensation Amount	[1],[2]	343,160	498,551	470,642
Non-PEO NEO Average Total Compensation Amount	[3]	341,446	509,396	447,520
Non-PEO NEO Average Compensation Actually Paid Amount	[2],[3]	336,260	498,551	447,520
Total Shareholder Return Amount	[4]	76.04	89.51	106.05
Net Income (Loss) Attributable to Parent		$ (3,381,000)	$ 3,474,000	$ 45,066,000
PEO Name		Michael W. Bridgford	Michael W. Bridgford	Michael W. Bridgford

[1]	Michael W. Bridgford, our Chairman of the Board, was our PEO for fiscal years 2022, 2023 and 2024.
[2]	The dollar amounts reflected in this column represent the compensation actually paid to the PEO and the average compensation actually paid to Non-PEO NEOs, as applicable, computed in accordance with Item 402(v) of Regulation S-K. Compensation actually paid was not adjusted to account for equity awards because no equity awards were granted or remain outstanding as of the fiscal years covered. However, (a) in fiscal year 2023, there was a reduction of $43,378 to a Non-PEO NEO’s compensation actually paid and (b) in fiscal year 2024, there was a reduction of $3,670 to the PEO’s compensation actually paid and an aggregate reduction of $10,372 to the Non-PEO NEOs’ compensation actually paid, in each of cases (a) and (b) to reflect the aggregate positive change in the present value of the non-qualified deferred compensation plan and pension and retirement benefits for such individuals reflected in the Summary Compensation Table for the applicable fiscal year.
[3]	The Non-PEO NEOs for each year reported were as follows:
[4]	The total shareholder return, or TSR, is determined based on the value of an initial fixed investment of $100 on October 29, 2021, the last day of fiscal year 2021, through the last day of each fiscal year in the table.